UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		April 29, 2008


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$        1,233,885,000










List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3  Column 4  Column 5         Column 6   Column 7  Column8

                                              VALUE    SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP   (x$1000)   PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE   SHARED NONE

ANGLO AMERICAN PLC ADADR          03485P201    287,4189,654,606sh        Sole              9,654,606
ANGLOGOLD ASHANTI - SSpsrd ADR    035128206     94,9112,794,800sh        Sole              2,794,800
ARACRUZ CELULOSE SA-SSpsrd ADR    038496204    342,0005,010,250sh        Sole              5,010,250
BANCA ITAU HOLDING FIADR          059602201    324,83114,272,00sh        Sole              14,272,000
CHINA MOBILE LTD -SP LTD-SP ADR   16941M109      3,381   45,069sh        Sole                 45,069
RIO TINTO PLC - SPONSSpsrd ADR    767204100      1,949    4,733sh        Sole                  4,733
ROYAL DUTCH SHELL - ANY Reg       780259206    175,3892,542,601sh        Sole              2,542,601
SONY CORP ADR        ADR          835699307      4,007  100,000sh        Sole                100,000





























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